Financial Assets - Summary of Restricted Statutory Deposits Maturity (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Statutory deposits - restricted	¥ 6,333	¥ 6,333
Within one year [member]
Disclosure of financial assets [line items]
Statutory deposits - restricted	0	180
After one year but within five years [member]
Disclosure of financial assets [line items]
Statutory deposits - restricted	¥ 6,333	¥ 6,153